united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23816

           RM Opportunity Trust

(Exact name of registrant as specified in charter)

           2245 Texas Drive Suite 300, Sugar Land, TX 77479

(Address of principal executive offices) (Zip code)

           Jonathan Burgess Ultimus Fund Solutions

           225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-346-4151

Date of fiscal year end: 8/31

Date of reporting period: 2/28/23

ITEM 1. REPORTS TO SHAREHOLDERS.

Rocky Mountain
Private Wealth Management L.L.C.

RM Greyhawk Fund

HAWKX

A series of RM Opportunity Trust

Semi-Annual Report

February 28, 2023

RM Greyhawk
PORTFOLIO REVIEW (Unaudited)
February 28, 2023

The Fund’s performance figures(*) for the period ended February 28, 2023, as compared to its benchmark:

Since Inception***
RM Greyhawk	0.24%
Bloomberg U.S. Aggregate Bond Index **	0.36%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions.

Total returns would have been lower had the Adviser not waived its fees or reimbursed other expenses. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.41% per the December 20, 2022 prospectus. For performance information current to the most recent month-end, please call toll-free 1-833-907-0744.

**	The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index that is designed to measure the performance of the U.S. investment grade bond market with maturities of more than one year. Investors cannot invest directly in an Index.

***	Inception date was December 21, 2022. Start of performance was December 27, 2022.

Top 10 Holdings	% of Net Assets
U.S. Treasury Bills	66.5%
Other/Short-Term Investments	33.5%
100.0%

Please refer to the Schedule of Investments in this report for a detailed analysis of the Fund’s holdings.

RM GREYHAWK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Principal		Discount Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S .GOVERNMENT & AGENCIES — 66.5%
	U.S. TREASURY BILLS — 66.5%
4,690,000	United States Treasury Bill	4.3000	04/06/23	$4,669,281
25,000,000	United States Treasury Bill	4.5900	05/11/23	24,770,606
5,000,000	United States Treasury Bill	4.7700	08/10/23	4,892,056
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $34,337,305)			34,331,943

Shares
	SHORT-TERM INVESTMENTS — 33.5%
	MONEY MARKET FUNDS - 33.5%
17,299,876	STIT - Treasury Portfolio, Institutional Class, 4.50% (Cost $17,299,876) (a)	17,299,876

	TOTAL INVESTMENTS - 100.0% (Cost $51,637,181)	$51,631,819
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	8,542
	NET ASSETS - 100.0%	$51,640,361

(a)	Rate disclosed is the seven day effective yield as of February 28, 2023.

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2023

ASSETS
Investment securities:
At cost	$51,637,181
At fair value	$51,631,819
Dividend and interest receivable	56,092
Prepaid expenses	35,422
TOTAL ASSETS	51,723,333

LIABILITIES
Investment advisory fees payable	33,297
Distribution (12b-1) fees payable	11,599
Shareholder Service fees payable	6,959
Payable to Related Parties	22,152
Accrued expenses and Other Liabilities	8,965
TOTAL LIABILITIES	82,972
NET ASSETS	$51,640,361

Net Assets Consist Of:
Paid in capital	$51,602,670
Accumulated earnings	37,691
NET ASSETS	$51,640,361

Net Asset Value Per Share:
Shares:
Net Assets	$51,640,361
Shares of beneficial interest outstanding (a)	2,060,694

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$25.06

(a)	Unlimited number of shares of no par value beneficial interest authorized.

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended February 28, 2023 (a)

INVESTMENT INCOME
Interest	$192,214
Dividends	23,038
TOTAL INVESTMENT INCOME	215,252

EXPENSES
Investment advisory fees (a)	69,591
Distribution (12b-1) fees	11,599
Administrative services fees	13,175
Offering fees	10,214
Compliance officer fees	8,285
Professional fees	7,747
Shareholder services fees	6,959
Trustees’ fees and expenses	6,127
Transfer agent fees	3,728
Custody fees	2,365
Printing and postage expenses	1,726
Registration fees	1,726
Other expenses	863
TOTAL EXPENSES	144,105

Less: Expense voluntarily waived by the Adviser	(36,294)
NET EXPENSES	107,811

NET INVESTMENT INCOME	107,441

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(64,388)
Net change in unrealized depreciation on investments	(5,362)
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(69,750)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,691

(a)	Inception date was December 21, 2022.

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
February 28, 2023 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$107,441
Net realized loss from investments	(64,388)
Net change in unrealized depreciation on investments	(5,362)
Net increase in net assets resulting from operations	37,691

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	51,766,893
Payments for shares redeemed	(264,223)
Net increase in net assets from shares of beneficial interest	51,502,670

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,540,361

NET ASSETS
Beginning of Period	100,000
End of Period	$51,640,361

SHARE ACTIVITY
Shares Sold	2,071,243
Shares Redeemed	(10,549)
Net increase from share activity	2,060,694

(a)	Inception date was December 21, 2022.

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Period Ended
	February 28,
	2023(a)
	(Unaudited)

Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income (b)	0.10
Net realized and unrealized gain on investments	(0.04)
Total from investment operations	0.06

Net asset value, end of period	$25.06

Total return (c)	0.24	% (e)

Net assets, end of period (000s)	$51,640

Ratio of gross expenses to average net assets (d)	3.11	% (f)
Ratio of net expenses to average net assets	2.32	% (f)
Ratio of net investment income to average net assets	2.32	% (f)

Portfolio Turnover Rate	318	% (e)

(a)	Commencement of operations was December 21, 2022. Start of performance was December 27, 2022.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Not annualized

(f)	Annualized

See accompanying notes which are an integral part of these financial statements.

RM Greyhawk Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2023
1.	ORGANIZATION

RM Opportunity Trust (the “Trust”), is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board”). The Trust was organized under the laws of the State of Delaware on March 16, 2022. The Trust currently offers shares of beneficial interest (“shares”) of one series: RM Greyhawk Fund (the “Fund”), a diversified portfolio with an investment objective to seek absolute total return with reduced exposure to market volatility relative to major equity market indices. The inception date of the Fund was December 21, 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund operates as an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Fair Valuation Process – Fair value is defined as the value of a portfolio investment for which market quotations are not readily available. If a market quotation is not readily available for a Fund asset, the asset will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) (“Fair Value”). Fair value pricing also is permitted if, in the opinion of the Adviser (defined below) in its capacity as the Fund’s valuation designee, the market quotations appear to be unreliable or inaccurate based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurring after the close of a market but before the time as of which the Fund’s net asset value is to be calculated that may affect a security’s value, the valuation designee is aware of any other information that calls into question the reliability or accuracy of market quotations. The prices used by the Fund may differ from the value that would be realized if the securities were sold.

There is no single standard for determining fair value of a security. Rather, the valuation designee’s fair value calculations involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the fair value determined for a security may differ from its actual realizable value or future fair value. As part of its due diligence, the Adviser will attempt to obtain current information on an ongoing basis from market sources or issuers to value all fair valued securities.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

RM Greyhawk Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
February 28, 2023

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2023 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$34,331,943	$—	$—	$34,331,943
Short-Term Investments	17,299,876	—	—	17,299,876
Total	$51,631,819	$—	$—	$51,631,819

*	Refer to the Schedule of Investments for security classification.

The Fund did not hold any Level 3 securities as of February 28, 2023.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

RM Greyhawk Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
February 28, 2023

The Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2023 tax return. The Fund identifies its major tax jurisdictions as U.S. federal and Texas and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Offering Costs - Offering costs incurred by the Fund are treated as deferred charges until operations commenced and are amortized into expenses over 12 months using the straight-line method.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments, and derivatives expose it to various risks, certain of which are discussed below. The Fund’s prospectus and statement of additional information include further information regarding the risks associated with the Fund’s investments.

Limited History of Operations Risk: The Fund is a new fund with a limited history of operations for investors to evaluate.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Government Securities Risk: It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

4.	INVESTMENT TRANSACTIONS

For the period ended February 28, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

	Purchases	Sales
RM Greyhawk Fund	$4,639,737	$4,575,817

RM Greyhawk Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
February 28, 2023

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Rocky Mountain Private Wealth Management, LLC, serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Fund the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by third-party service providers. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. During the period ended February 28, 2023, the Adviser earned $69,591.

The Adviser voluntarily reduced its fees and/or waived expenses until the Fund’s assets reached $25 Million. For the period ended February 28, 2023 the Adviser waived $36,294 in advisory fees which is not recapturable.

Spectrum Asset Management, Inc. (the “Sub-Adviser”), serves as investment sub-adviser to the Fund. Subject to the authority and oversight of the Board and the Adviser, the Sub-Adviser is responsible for providing the Adviser and the Fund with investment research, investment analysis, portfolio construction, and trade execution. Pursuant to a sub -advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser is entitled to receive from the Adviser (not from the Fund), on a monthly basis, an annual sub-advisory fee equal to 0.40% of the Fund’s average daily net assets that the Sub-Adviser manages.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the Fund’s distributor and principal underwriter in a continuous public offering of Fund shares. During the period ended February 28, 2023, the Distributor received $0 in underwriting commissions.

The Trust, with respect to the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 of the 1940 Act, which allows the Fund to pay the Distributor an annual fee for distribution and shareholder servicing expenses up to 0.40% of the Fund’s average daily net assets. During the period ended February 28, 2023, pursuant to the plan the Fund paid $18,558 in 12b-1 and Shareholder Servicing fees.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”): UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	Depreciation
$51,637,181	$248	$(5,610)	$(5,362)

RM Greyhawk Fund
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
February 28, 2023

6.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund invests in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund may invest in investment companies. Such investments would subject the Fund to similar risks.

The performance of the RM Greyhawk Fund will be directly affected by the performance of the STIT - Treasury Portfolio, Institutional Class. The financial statements of this Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the RM Greyhawk Fund’s financial statements. As of February 28, 2023, the percentage of the RM Greyhawk Fund invested in the STIT - Treasury Portfolio, Institutional Class was 33.5%.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of February 28, 2023, National Financial Services, LLC was the record owner of 100% of the Fund’s outstanding shares. National Financial Services, LLC may be the beneficial owner of some or all the shares or may hold the shares for the benefit of others. As a result, National Financial Services, LLC may be deemed to control the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

RM Greyhawk Fund
Change in Independent Registered Public Accounting Firm (unaudited)
February 28, 2023

On March 6, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of RM Greyhawk Fund (the “Fund”). The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the one day period ended December 2, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the interim period ended March 6, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund/Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit hereto.

On April 14, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal period ending August 31, 2023.

During the interim period ending March 6, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

RM Greyhawk Fund
ADDITIONAL INFORMATION (Unaudited)
February 28, 2023

Approval of Investment Advisory Agreement

At the RM Opportunity Trust’s (the “Trust”) organizational meeting held on November 11, 2022 and November 22, 2022, the Board (the “Board” or “Trustees”) of RM Greyhawk Fund (the “Fund”), including a majority of the independent Trustees, as that term is defined in the 1940 Act, discussed the approval of the investment advisory agreement (the “Investment Advisory Agreement”) between Rocky Mountain Private Wealth Management, LLC (the “Adviser”) and the Trust, and the approval of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Investment Advisory Agreement, the “Agreements”) between Spectrum Asset Management, Inc. (the “Sub-Adviser”) and the Adviser, with respect to the Fund. In considering the approval of the Agreements, the Board received materials specifically relating to the Fund and the Agreements.

The Trustees considered the following material factors during their deliberations: (1) the nature, extent and quality of services to be provided by the Adviser and Sub-Adviser; (2) the investment performance of the Fund and the Adviser and the Sub-Adviser; (3) the cost of services to be provided and the profits to be realized by the Advise, the Sub-Adviser and their respective affiliates; (4) the extent to which economies of scale will be realized as the Fund grows; and (5) whether the fee levels reflect these economies of scale for the benefit of investors. The Trustees relied upon the advice of counsel and their own business judgment in determining the before-mentioned material factors to be considered in evaluating the Agreements and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Agreements.

Investment Advisory Agreement with Rocky Mountain Private Wealth Management, LLC

The Trustees reviewed the Investment Advisory Agreement and 15(c) questionnaire materials supplied by the Adviser regarding the proposed Investment Advisory Agreement with the Trust on behalf of the Fund.

Nature, Extent and Quality of Services. The Trustees received and considered various data and information regarding the nature, extent and quality of services to be provided to the Fund by the Adviser. The Board observed that the Adviser had been providing investment advisory services since 2003 and managed approximately $45 million in assets as of September 30, 2022. The Trustees considered the qualifications, background and responsibilities of the members of the Adviser’s management team who will oversee the day-to-day investment management and operations of the Fund. The Board considered the responsibilities the Adviser would have under the proposed Investment Advisory Agreement. The Trustees considered the Adviser’s process for identifying investment opportunities and noted that all investment decisions are made at the portfolio management team level. The Board discussed the Adviser’s oversight of the Sub-Adviser, and determined that the Adviser has the capabilities, resources and personnel necessary to oversee the Sub-Adviser as the sub-advisor to the Fund. The Trustees discussed the Adviser’s support resources available for investment research, compliance and operations. The Board noted that the Adviser had hired an outside compliance consulting firm, Scitus, to assist in the ongoing enhancement of the Adviser’s compliance program and to provide compliance support to the Adviser. The Board discussed the capitalization of the Adviser and the Adviser’s representation that it had sufficient resources to financially support the Fund and execute on the business plan related to the Fund. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement. After further discussion, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

Performance. The Trustees considered that the Fund is newly formed and as such does not have a record of prior performance to submit at the meeting. The Trustees also took into consideration the background and experience of the prospective portfolio managers and the Adviser’s management of similar strategies, and the fact that the Adviser

RM Greyhawk Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
February 28, 2023

will retain the Sub-Adviser as a sub-advisor for the Fund. The Trustees concluded that, despite a lack of comparative data, based on the Fund’s investment strategy and the Adviser’s presentation, the Adviser had the expertise to fulfill the Fund’s investment mandate.

Fees and Expenses. The Trustees next considered information regarding the Fund’s projected expense ratio and its various components, including the proposed advisory fee for the Fund. The Board compared the Fund’s proposed fees and projected expenses relative to fee and expense information for the Fund’s peer group, as presented by the Adviser in its 15(c) materials. The Trustees reviewed the overall expense ratio for the Fund as compared to the Fund’s peer group, noting that the overall expense ratio for the Fund was slightly higher than the median expense ratio for the funds in the peer group. The Trustees considered the advisory fee proposed to be paid by the Fund as compared to the peer group, noting that the Fund’s advisory fee was in line with the advisory fee of the funds in the peer group. The Trustees discussed direct or indirect “fall-out benefits,” noting that the Adviser did not anticipate any fallout benefits at this stage. Based on these considerations and other factors, the Board concluded that the advisory fee of 1.50% of the average daily net assets of the Fund proposed to be charged by the Adviser was reasonable for the services proposed to be provided under the proposed Investment Advisory Agreement.

Profitability. The Trustees discussed the projected expenses of the Adviser, and reviewed the profits projected to be realized by the Adviser with respect to the Fund, and took into consideration other benefits to the Adviser. The Board noted that the Adviser would pay the Sub-Adviser from its own advisory fee, not the Fund. After discussion, the Board concluded that based on the services provided and the projected growth of the Fund, the advisory fee and anticipated profits from the Adviser’s relationship with the Fund were not excessive nor unreasonable to the Fund.

Economies of Scale. The Trustees discussed economies of scale, noting that the Fund has not had an opportunity to recognize any economies of scale at this stage. The Trustees were mindful of the Adviser’s projected asset levels for the Fund and observed that, as the Fund grows in assets, overall expense ratios should decrease and this factor will become more relevant to their consideration process. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. The Trustees, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the proposed Investment Advisory Agreement, with the Independent Trustees having met in executive session with counsel, determined that approval of the Investment Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

Sub-Advisory Agreement with Spectrum Asset Management, Inc.

The Trustees reviewed the Sub-Advisory Agreement and 15(c) questionnaire materials supplied by the Sub-Adviser regarding the proposed Sub-Advisory Agreement with the Adviser on behalf of the Fund.

Nature, Extent and Quality of Services. The Trustees received and considered various data and information regarding the nature, extent and quality of services to be provided to the Fund by the Sub-Adviser. The Trustees noted that the Sub-Adviser was founded in 1987 and specializes in the management of preferred and capital securities as an investment management affiliate of Principal Global Investors, LLC. The Board noted that the Sub-Adviser had assets under management of approximately $21.8 billion as of September 30, 2022. The Trustees considered the qualifications, background and responsibilities of the members of the Sub-Adviser’s portfolio management, compliance and operations teams who will assist the Adviser with the day-to-day investment management and operations of the Fund, subject to oversight and approval by personnel of the Adviser. The Trustees considered the Sub -Adviser’s process for identifying investment opportunities and noted that all investment decisions are made at the portfolio management team level. The Board considered the Sub-Adviser’s comprehensive security analysis and

RM Greyhawk Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
February 28, 2023

security selection processes, noting that such analysis and selection were based on quantitative and qualitative inputs, we conduct a top-down review of global, sovereign and industry risks and opportunities, and a bottom-up analysis of individual company fundamentals. The Trustees discussed the Sub-Adviser’s dep bench of resources available for investment research, compliance and operations, and considered the Sub-Adviser’s expertise with respect to the capital securities market. After further discussion, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Sub-Adviser.

Performance. The Trustees considered that the Fund is newly formed and as such does not have a record of prior performance to submit at the meeting. The Trustees also took into consideration the background and experience of the proposed Sub-Adviser and its portfolio managers experience and performance with related strategies. The Trustees concluded that, despite a lack of direct comparative data, based on the Fund’s investment strategy and the Sub-Adviser’s 15(c) materials and presentation, the Sub-Adviser had the expertise to fulfill the Fund’s investment mandate.

Fees and Expenses. The Trustees next considered information regarding the Fund’s projected expense ratio and its various components, including the proposed sub-advisory fee for the Fund. They compared the Fund’s proposed fees and projected expenses relative to fee and expense information for the Fund’s peer group, as presented by the Adviser, noting that the proposed sub-advisory fee did not increase the expense ratio of the Fund because it was paid out of the proposed advisory fee payable to the Adviser under the Investment Advisory Agreement. The Trustees considered the sub-advisory fee proposed to be paid by the Adviser on behalf of the Fund as compared to the Fund’s peer group, noting that the Fund’s sub-advisory fee was in line with the sub-advisory fee of the funds in the peer group. The Trustees discussed direct or indirect “fall-out benefits,” noting that the Sub-Adviser did not anticipate any fallout benefits at this stage. Based on these considerations and other factors, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser was reasonable for the services proposed to be provided under the proposed Sub-Advisory Agreement.

Profitability. The Board reviewed the Sub-Adviser’s projected profitability analysis in connection with the sub-advisory services to be provided to the Fund and considered the anticipated profit levels in both actual dollars and as a percentage of revenue. The Board concluded that the sub-adviser’s profits were not excessive. The Trustees discussed the projected expenses of the Sub-Adviser, and reviewed the losses projected to be realized by the Sub-Adviser with respect to the first two years of the Fund’s operations, and took into consideration other potential benefits to the Sub-Adviser. After discussion, the Board concluded that the sub-advisory fee and anticipated profits from the Sub-Adviser’s relationship with the Fund were not excessive nor unreasonable to the Fund.

Economies of Scale. The Trustees discussed economies of scale, noting that the Fund has not had an opportunity to recognize any economies of scale at this stage. The Trustees were mindful of the Adviser’s and Sub-Adviser’s projected asset levels for the Fund and observed that, as the Fund grows in assets, overall expense ratios should decrease and this factor will become more relevant to their consideration process.

Conclusion. The Trustees, having requested and received such information from the Sub-Adviser as it believed reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, with the Independent Trustees having met in executive session with counsel, determined that approval of the Sub-Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

RM Greyhawk Fund
EXPENSE EXAMPLES (Unaudited)
February 28, 2023

As a shareholder of the Fund, you incur ongoing costs, consisting of the Fund’s universal fee. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 27, 2022 to February 28, 2023 (the ’‘period’’).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	12/27/22	2/28/23	12/27/22-2/28/23*	12/27/22-2/28/23
	$1,000.00	$1,002.40	$4.01	2.32%

Hypothetical	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	9/1/22	2/28/23	9/1/22-2/28/23**	9/1/22-2/28/23
	$1,000.00	$1,013.29	$11.58	2.32%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (63) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) as if the Fund had been open for the full period divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

October 2022

FACTS	WHAT DOES RM OPPORTUNITY TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us.

This information can include:

	● Social Security number	● Purchase History

	● Assets	● Account Balances

	● Retirement Assets	● Account Transactions

	● Transaction History	● Wire Transfer Instructions

● Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons RM Opportunity Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Who we are

Who is providing this notice?	RM Opportunity Trust

What we do

How does RM Opportunity Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does RM Opportunity Trust collect my personal information?

We collect your personal information, for example, when you

●     Open an account

●     Provide account information

●     Give us your contact information

●     Make deposits or withdrawals from your account

●     Make a wire transfer

●     Tell us where to send the money

●     Tells us who receives the money

●     Show your government-issued ID

●     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● RM Opportunity Trust does not share with our affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies

● RM Opportunity Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

● RM Opportunity Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-833-907-0744 or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-833-907-0744.

Investment Adviser
Rocky Mountain Private Wealth Management, LLC
2245 Texas Dr., Suite 300
Sugar Land, TX 77479

Investment Sub-Adviser
Spectrum Asset Management, Inc
2 High Ridge Park
Stamford, CT 06905

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

RMGreyhawk-SAR23

ITEM 2. CODE OF ETHICS. Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to open-end investment companies.

ITEM 6. INVESTMENTS. - Schedule of investments in securities of unaffiliated issuers is included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable to open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11. CONTROLS AND PROCEDURES.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RM Opportunity Trust

By Gabriel Gallegos	/s/ Gabriel Gallegos
Principal Executive Officer/President
Date: May 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Taylor Gallegos	/s/ Taylor Gallegos
Principal Financial Officer/Treasurer
Date: May 5, 2023